Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Years ending December 31:
2017	$463,000
2018	441,000
2019	122,000
Total future minimum lease payments	$1,026,000